employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value measurements
Asset-backed securities	$ 22	$ 3
Non-participating buy-in annuity	452
Real estate	688	823
Fair value	9,609	9,489
Beginning of year	(1,227)	(914)
Interest effect on asset ceiling limit	(57)	(43)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(67)	(270)
End of year	(1,351)	(1,227)
Plan assets	$ 8,258	8,262
TELUS Corporation shares
Fair value measurements
Common Shares Issued	0
Quoted prices in active markets for identical items
Fair value measurements
Fair value	$ 3,543	3,888
Other
Fair value measurements
Asset-backed securities	22	3
Non-participating buy-in annuity	452
Real estate	688	823
Fair value	6,066	5,601
Canadian
Fair value measurements
Equity securities	917	804
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	802	717
Canadian | Other
Fair value measurements
Equity securities	115	87
Foreign
Fair value measurements
Equity securities	2,754	2,751
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	290	658
Foreign | Other
Fair value measurements
Equity securities	$ 2,464	$ 2,093
Equity
Fair value measurements
Percentage of plan assets at end of year	38.00%	37.00%
Debt securities
Fair value measurements
Percentage of plan assets at end of year	44.00%	50.00%
Issued by national, provincial or local governments
Fair value measurements
Debt securities	$ 2,590	$ 2,645
Issued by national, provincial or local governments | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	2,447	2,505
Issued by national, provincial or local governments | Other
Fair value measurements
Debt securities	143	140
Corporate debt securities
Fair value measurements
Debt securities	772	1,159
Corporate debt securities | Other
Fair value measurements
Debt securities	772	1,159
Commercial mortgages
Fair value measurements
Debt securities	813	911
Commercial mortgages | Other
Fair value measurements
Debt securities	813	911
Cash, cash equivalents and other
Fair value measurements
Cash, cash equivalents and other	601	393
Cash, cash equivalents and other | Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	4	8
Cash, cash equivalents and other | Other
Fair value measurements
Cash, cash equivalents and other	$ 597	$ 385
Investment properties
Fair value measurements
Percentage of plan assets at end of year	7.00%	9.00%
Other assets
Fair value measurements
Percentage of plan assets at end of year	11.00%	4.00%